Label	Element	Value
Invesco Global Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 16, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Global Focus Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Global Focus Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective June 30, 2022, the Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2022, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index to the MSCI ACWI Growth Index. The Fund believes the MSCI ACWI Growth Index is a more appropriate comparison for evaluating the Fund’s performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Invesco Global Focus Fund | MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.10%	[1]
5 Years	rr_AverageAnnualReturnYear05	19.92%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Invesco Global Focus Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.40%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.85%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Invesco Global Focus Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.88%
5 Years	rr_AverageAnnualReturnYear05	19.59%
Since Inception	rr_AverageAnnualReturnSinceInception	14.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2012
Invesco Global Focus Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%	[2]
5 Years	rr_AverageAnnualReturnYear05	19.33%	[2]
10 Years	rr_AverageAnnualReturnYear10	14.49%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[2]
Invesco Global Focus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
5 Years	rr_AverageAnnualReturnYear05	17.77%
10 Years	rr_AverageAnnualReturnYear10	13.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
Invesco Global Focus Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.21%)
5 Years	rr_AverageAnnualReturnYear05	16.42%
10 Years	rr_AverageAnnualReturnYear10	13.03%
Invesco Global Focus Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.76%)
5 Years	rr_AverageAnnualReturnYear05	14.09%
10 Years	rr_AverageAnnualReturnYear10	11.39%
Invesco Global Focus Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05	19.40%
10 Years	rr_AverageAnnualReturnYear10	14.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
Invesco Global Focus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	18.21%
10 Years	rr_AverageAnnualReturnYear10	13.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
Invesco Global Focus Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	18.82%
10 Years	rr_AverageAnnualReturnYear10	14.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007

[1]	Effective June 30, 2022, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index to the MSCI ACWI Growth Index. The Fund believes the MSCI ACWI Growth Index is a more appropriate comparison for evaluating the Fund’s performance.
[2]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the predecessor fund as they have different expenses.